united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 9/30/15

Item 1. Reports to Stockholders.

SIERRA CORE RETIREMENT FUND
SIERRA STRATEGIC INCOME FUND

Annual Report
September 30, 2015

1-866-738-4363
www.sierramutualfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Letter to Shareholders, October 2015

Dear Shareholders:

During the fiscal year ended September 30, 2015, the portfolio of the Sierra Core Retirement Fund was defensively positioned as global political and economic uncertainty increased. Even though we were concerned with avoiding extreme market volatility, the Fund’s underlying portfolio allocation, fund selection, and attention to risk mitigation resulted in a loss of -1.80% for Class R shares for the fiscal year. The Sierra Strategic Income Fund was also defensively aligned and had a slight loss of -0.42% for Class R shares for the same period.

Sierra Core Retirement Fund

Long-term performance is always a concern of our Portfolio Management team, and we are pleased to report the strong performance of both Funds since inception. The Sierra Core Retirement Fund Class R shares since inception December 24, 2007 to September 30, 2015 had an annualized return of +5.75% and a cumulative return of +54.42%. During the same period, the Morningstar Conservative Allocation Category Average, the Core Fund’s Benchmark, had an annualized return of +3.29% and a cumulative return of +28.54%.

For the one year period ending September 30, 2015, the Sierra Core Retirement Fund had an annualized return of -1.80% while the Morningstar Conservative Allocation Category Average had an annualized return of -2.55% for the same period.

The performance data quoted here represent past performance for the Class R shares (symbol SIRRX), and are net of the total annual operating expenses of the Class R shares. For performance numbers current to the most recent month end, please call toll-free 866-738-4363 or visit our website, SierraMutualFunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that investors’ shares, when redeemed, may be worth more or less than their original cost.

The total annual operating expenses, including expenses of the underlying funds (estimated at 0.59% per year) are 2.28% for Class A and Class I shares, 2.43% for Class A1 and I1 shares, 3.03% for Class C shares and 2.03% for Class R shares. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses.

Sierra Strategic Income Fund

The Sierra Strategic Income Fund Class R shares, from its inception of December 27, 2011 to September 30, 2015, had an annualized return of +4.22% and a cumulative performance of +16.81%. During the same period, Barclays Capital Aggregate Bond Index, the Strategic Income Fund’s benchmark, had an annualized return of +2.59% and a cumulative return of +10.23%.

Over the one-year period from 10/01/2014 to 9/30/2015, the Strategic Income Fund underperformed its Benchmark, the Barclays Capital Aggregate Bond Index, -0.42% versus +2.94%. Performance disparity between the Fund and the Benchmark is not unexpected during shorter time periods. That being said, overall market volatility and uncertainty over the Federal Reserve policy contributed to the Fund’s underperformance. The Fund’s allocation to high yield corporate bond funds and some other market sectors also proved unproductive.

The performance data quoted here represent past performance for the Class R shares (symbol SSIRX), and are net of the total annual operating expenses of the Class R shares. For performance numbers current to the most recent month end, please call toll-free 866-738-4363 or visit our website, SierraMutualFunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that investors’ shares, when redeemed, may be worth more or less than their original cost.

The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until January 31, 2016, to ensure that the net annual fund operating expenses will not exceed 1.30% for Class A and Class I, 1.90% for Class C, 0.96% for Class R, and 0.95% for Class Y. Absent this arrangement, the Fund’s returns would have been lower. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses.

The total annual operating expenses, including expenses of the underlying funds (estimated at 0.52% per year) are 1.88% for Class A and Class I shares, 2.48% for Class C shares, 1.48% for Class R shares and 1.47% for Class Y shares. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses.

Comments applicable to both Funds:

Despite a strong start to the fiscal year, by September 30, 2015, large price swings in stocks, bonds and commodities were unnerving investors. Significant drops in global stock markets in August 2015 caused confusion on the direction of economic performance, particularly as slowing growth in China, weighed on prices which continued into the fall as the Federal Reserve chose to keep the Federal Funds rate exactly where it had been for almost 7 years.

After years of positive performance, most global stock market indexes turned red and exhibited significant volatility. To mitigate risk and minimize losses, we took action on Sell signals in several asset classes so that as of September 30, 2015, the Sierra Core Fund had about 30% in money market and the Strategic Income Fund about 13%. At the same time, the largest allocation in both Funds was to municipal bonds, 30% in the Core Fund and 25% in the Strategic Income Fund.

We remain skeptical of any significant major interest rates change in the near term. Ongoing volatility in the U.S. and global stock markets, political turmoil and increasing terrorist activity will continue to pose a challenge to investors, especially to conservative investment managers like us.

We believe that both Funds are appropriately allocated for the current economic environment and have the potential to provide returns consistent with our long-term goal. As active investment managers, the key is that we do not predict what is going to occur, but rather react to what actually is taking place in the investment markets we monitor.

For more detailed Commentary see the “News and Media” link on our website, www.SierraMutualFunds.com.

We at Sierra appreciate your confidence in our Portfolio Management team.

Sincerely,

David C. Wright, JD
Kenneth L. Sleeper, MBA, PhD
Portfolio Managers

Cumulative performance from inception is the total increase in value of an investment in the Class R shares assuming reinvestment of dividends and capital gains.

Drawdown is an indicator of the risk of a portfolio chosen based on a certain strategy. It measures the largest single drop from peak to bottom in the value of a portfolio before a new peak is achieved.

The Morningstar Conservative Allocation Category Average is comprised of portfolios which seek to provide both capital appreciation and income by investing in stocks, bonds and cash.

Barclays Capital Aggregate Bond Index, formerly called the “Lehman Aggregate Bond Index”, and is a broad-based index maintained by Barclays Capital that is often used to represent investment-grade bonds traded in the United States.

Investors cannot directly invest in an index, and unmanaged index returns do not reflect any fees, expenses or sales charges.

SIERRA CORE RETIREMENT FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2015

The Fund’s performance figures* for the periods ended September 30, 2015, compared to its benchmarks:

				Inception**-	Inception***-	Inception****-
	One	Three	Five	September 30,	September 30,	September 30,
	Year	Year	Year	2015	2015	2015
Sierra Core Retirement Fund – Class A	(1.97)%	0.90%	2.13%	5.54%	—	—
Sierra Core Retirement Fund – Class A with load	(7.61)%	(1.06)%	0.92%	4.74%	—	—
Sierra Core Retirement Fund – Class C	(2.72)%	(0.06)%	1.25%	—	2.13%	—
Sierra Core Retirement Fund – Class I	(2.02)%	0.89%	2.13%	5.52%	—	—
Sierra Core Retirement Fund – Class R	(1.80)%	1.12%	2.36%	5.75%	—	—
Sierra Core Retirement Fund – Class A1	(2.13)%	0.73%	—	—	—	1.49%
Sierra Core Retirement Fund – Class A1 with load	(7.74)%	(1.23)%	—	—	—	(0.31)%
Sierra Core Retirement Fund – Class I1	(2.14)%	0.75%	—	—	—	1.51%
Morningstar Conservative Allocation Average	(2.55)%	3.25%	4.85%	3.29%	5.24%	4.21%
S&P 500 Total Return Index	(0.61)%	12.40%	13.34%	5.53%	13.34%	14.50%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A and Class A1 maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Class A total returns are calculated starting with the traded NAV on September 30, 2014. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.28% for Class A and Class I shares, 2.03% for Class R shares, 3.03% for Class C shares and 2.43% for Class A1 shares and Class I1 per the January 28, 2015, prospectus. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	Inception date is December 24, 2007 for Class A, I and R shares.

***	Inception date is February 5, 2010 for Class C shares.

****	Inception date is June 7, 2012 for A1 and I1 shares.

The Morningstar Conservative Allocation average is the average performance, published by Morningstar, of mutual funds that Morningstar categorizes in its Conservative Allocation group, as published by Morningstar at the end of each calendar quarter, and thus the original reports include funds that have subsequently merged, changed categories or liquidated.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

SIERRA CORE RETIREMENT FUND
PORTFOLIO REVIEW (Unaudited) (Continued)
September 30, 2015

Comparison of the Change in Value of a $10,000 Investment

The Fund’s top asset classes as of September 30, 2015, are as follows:

Asset Class	% of Net Assets

Debt Funds	60.8%
Exchange Traded Funds	5.2%
Equity Fund	2.8%
Alternative Investment	2.0%
Asset Allocation Fund	0.0%
Other, Cash & Cash Equivalents	29.2%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

SIERRA STRATEGIC INCOME FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2015

The Fund’s performance figures* for the periods ended September 30, 2015, compared to its benchmark:

			Inception** -
	One Year	Three Years	September 30, 2015
Sierra Strategic Income Fund – Class A	(0.76)%	2.39%	3.90%
Sierra Strategic Income Fund – Class A with load	(6.45)%	0.39%	2.28%
Sierra Strategic Income Fund – Class C	(1.37)%	1.78%	3.27%
Sierra Strategic Income Fund – Class I	(0.78)%	2.39%	3.94%
Sierra Strategic Income Fund – Class R	(0.42)%	2.73%	4.22%
Sierra Strategic Income Fund – Class Y	(0.42)%	2.74%	4.23%
Barclays Capital Aggregate Bond Index	2.94%	1.71%	2.59%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded NAV on September 30, 2015. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.88% for Class A and Class I shares, 1.48% for Class R shares, 1.47% for Class Y shares and 2.48% for Class C shares per the January 28, 2015, prospectus. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Fund’s inception date is December 27, 2011.

The Barclays Capital Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U. S. bond market. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

SIERRA STRATEGIC INCOME FUND
PORTFOLIO REVIEW (Unaudited) (Continued)
September 30, 2015

Comparison of the Change in Value of a $10,000 Investment

The Fund’s top asset classes as of September 30, 2015, are as follows:

Asset Class	% of Net Assets

Debt Funds	79.5%
Asset Allocation Fund	5.9%
Exchange Traded Funds	2.0%
Other, Cash & Cash Equivalents	12.6%
100.0%

Please refer to the Portfolio of investments in this Annual Report for a detailed analysis of the Fund’s holdings.

Sierra Core Retirement Fund
PORTFOLIO OF INVESTMENTS
September 30, 2015

Shares		Value
	MUTUAL FUNDS - 65.6%
	ALTERNATIVE INVESTMENT - 2.0%
829,542	AQR Managed Futures Strategy Fund - Class I	$9,324,047

	ASSET ALLOCATION FUND - 0.0%
1	361 Managed Futures Fund - Class I	11

	DEBT FUNDS - 60.8%
2,013,197	Cohen & Steers Preferred Securities and Income Fund Inc. - Institutional Class	27,017,105
1,594,766	DoubleLine Low Duration Bond Fund - Class I	16,027,396
2,543,725	DoubleLine Total Return Bond Fund - Class I	27,828,351
7,013,502	Ivy Municipal High Income Fund - Class I	36,750,753
3,858,180	MainStay High Yield Municipal Bond Fund - Institutional Class	46,143,838
840,634	Nuveen High Yield Municipal Bond Fund - Institutional Class	14,257,154
10,599	PIMCO Income Fund - Institutional Class	128,138
2,130,798	PIMCO Mortgage Opportunities Fund - Institutional Class	23,651,861
3,368,812	Principal Preferred Securities Fund - Institutional Class	34,092,382
2,082,459	TCW Total Return Bond Fund - Class I	21,470,149
2,108,665	Western Asset Managed Municipals Fund - Class I	35,088,187
		282,455,314
	EQUITY FUND - 2.8%
989,258	Invesco European Small Company Fund - Class Y	12,929,601

	TOTAL MUTUAL FUNDS (Cost $302,294,259)	304,708,973

	EXCHANGE TRADED FUNDS - 5.2%
	DEBT FUNDS - 5.2%
94,200	Guggenheim Enhanced Short Duration ETF	4,714,710
429,460	SPDR Nuveen Barclays Municipal Bond ETF	10,354,281
115,970	Vanguard Short-Term Bond ETF	9,322,828
	TOTAL EXCHANGE TRADED FUNDS (Cost $24,338,139)	24,391,819

	SHORT-TERM INVESTMENT - 29.5%
	MONEY MARKET FUND - 29.5%
137,330,857	Goldman Sachs Financial Square Funds-
	Prime Obligations Portfolio to yield 0.01% * (Cost $137,330,857)	$137,330,857

	TOTAL INVESTMENTS - 100.3%(Cost $463,963,255) (a)	$466,431,649
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(1,505,788)
	NET ASSETS - 100%	$464,925,861

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $464,060,188 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$4,072,006
Unrealized Depreciaiton:	(1,700,545)
Net Unrealized Appreciation:	$2,371,461

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.

See accompanying notes to financial statements.

Sierra Strategic Income Fund
PORTFOLIO OF INVESTMENTS
September 30, 2015

Shares		Value
	MUTUAL FUNDS - 85.4%
	ASSET ALLOCATION FUND - 5.9%
1,958,539	Blackstone Alternative Multi-Strategy Fund - Class Y	$20,153,369

	DEBT FUNDS - 79.5%
1,551,571	Angel Oak Multi-Strategy Income Fund -Institutional Class	18,324,051
1,947,609	Cohen & Steers Preferred Securities and Income Fund Inc. - Institutional Class	26,136,915
635,270	Columbia U.S. Government Mortgage Fund - Class Z	3,487,630
2,281,122	DoubleLine Total Return Bond Fund - Class I	24,955,472
1,506,883	JPMorgan Mortgage-Backed Securities Fund	17,163,402
3,657,464	Loomis Sayles Senior Floating Rate and Fixed Income Fund - Class Y	36,355,193
1,772,264	Lord Abbett High Yield Municipal Bond Fund - Class A	20,451,921
2,833,310	Nuveen High Yield Municipal Bond Fund - Institutional Class	48,052,933
5,267	PIMCO Income Fund - Institutional Class	63,677
1,606,253	PIMCO Mortgage Opportunities Fund - Institutional Class	17,829,411
2,586,370	Principal Preferred Securities Fund - Institutional Class	26,174,061
960,373	Prudential Muni High Income Fund - Class Z	9,776,597
517,133	Prudential Short Duration High Yield Income Fund - Class Z	4,695,565
1,141,061	TCW Total Return Bond Fund - Class I	11,764,337
424,331	Western Asset Managed Municipals Fund - Class I	7,060,870
		272,292,035

	TOTAL MUTUAL FUNDS (Cost $293,213,838)	292,445,404

	EXCHANGE TRADED FUNDS - 2.0%
	DEBT FUNDS - 2.0%
71,450	Guggenheim Enhanced Short Duration ETF	3,576,073
66,020	Vanguard Total International Bond ETF	3,494,439
	TOTAL EXCHANGE TRADED FUNDS (Cost $7,073,342)	7,070,512

	SHORT-TERM INVESTMENT - 8.2%
	MONEY MARKET FUND - 8.2%
27,917,937	Goldman Sachs Financial Square Funds-
	Prime Obligations Portfolio to yield 0.01% * (Cost $27,917,937)	$27,917,937

	TOTAL INVESTMENTS - 95.6%(Cost $328,205,117) (a)	$327,433,853
	OTHER ASSETS LESS LIABILITIES - 4.4%	15,167,659
	NET ASSETS - 100%	$342,601,512

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $328,281,545 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$2,593,153
Unrealized Depreciation:	(3,440,845)
Net Unrealized Depreciation:	$(847,692)

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2015

	Sierra Core	Sierra Strategic
	Retirement Fund	Income Fund
ASSETS
Investment securities:
At cost	$463,963,255	$328,205,117
At value	$466,431,649	$327,433,853
Receivable for Fund shares sold	318,166	604,057
Dividends and interest receivable	971,949	1,031,085
Receivable for Securities Sold	—	15,106,363
Prepaid expenses and other assets	114,539	84,627
TOTAL ASSETS	467,836,303	344,259,985

LIABILITIES
Due to Custodian	1,000	—
Payable for Fund shares repurchased	1,194,919	376,580
Payable for investments purchased	976,239	999,447
Investment advisory fees payable	478,508	182,759
Distribution (12b-1) fees payable	107,342	58,977
Accrued expenses and other liabilities	152,434	40,710
TOTAL LIABILITIES	2,910,442	1,658,473
NET ASSETS	$464,925,861	$342,601,512

Net Assets Consist Of:
Paid in capital	$472,670,568	$349,575,170
Undistributed net investment income	1,562,885	1,120,529
Accumulated net realized loss from security transactions	(11,775,986)	(7,322,923)
Net unrealized appreciation (depreciation) of investments	2,468,394	(771,264)
NET ASSETS	$464,925,861	$342,601,512

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2015

	Sierra Core	Sierra Strategic
	Retirement Fund	Income Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$60,477,871	$35,302,106
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,704,992	1,726,562
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$22.36	$20.45	(b)
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$23.72	$21.70

Class C Shares:
Net Assets	$89,131,843	$38,717,897
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,957,898	1,896,701
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.52	$20.41

Class I Shares:
Net Assets	$62,223,342	$45,292,425
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,787,335	2,212,008
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.32	$20.48	(b)

Class R Shares:
Net Assets	$228,215,061	$217,467,437
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	10,284,897	10,665,667
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.19	$20.39

Class Y Shares:
Net Assets		$5,821,647
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)		286,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share		$20.36	(b)

Class A1 Shares:
Net Assets	$2,271,911
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	100,632
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$22.58
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$23.96

Class I1 Shares:
Net Assets	$22,605,833
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,006,209
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.47

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on redemptions within 18 months of purchase.

(b)	The NAV and offering price shown above differs from the traded NAV on September 30, 2015 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2015

	Sierra Core	Sierra Strategic
	Retirement Fund	Income Fund
INVESTMENT INCOME
Dividends	$22,365,141	$16,028,164
Interest	5,670	3,378
TOTAL INVESTMENT INCOME	22,370,811	16,031,542

EXPENSES
Investment advisory fees	7,054,726	2,611,465
Distribution (12b-1) fees:
Class A	196,865	149,916
Class C	945,971	315,227
Class I	206,828	289,154
ClassA1	9,333	—
Class I1	139,137	—
Administrative services fees	379,142	222,712
Transfer agent fees	205,713	116,998
Non 12b-1 shareholder servicing	201,071	65,108
Custodian fees	95,314	48,135
Registration fees	86,813	50,001
Accounting services fees	85,702	61,743
Printing and postage expenses	73,481	46,176
Professional fees	32,608	29,409
Insurance expense	20,998	10,001
Compliance officer fees	19,732	10,732
Trustees fees and expenses	12,359	12,359
Other expenses	116,070	91,539
TOTAL EXPENSES	9,881,863	4,130,675

Less: Fees waived by the Adviser	(29,730)	(90,918)

NET EXPENSES	9,852,133	4,039,757
NET INVESTMENT INCOME	12,518,678	11,991,785

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Security transactions	(13,874,439)	(8,526,745)
Distributions of capital gains from underlying investment companies	1,730,532	785,352
	(12,143,907)	(7,741,393)
Net change in unrealized depreciation of:
Investments	(9,868,506)	(6,949,176)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(22,012,413)	(14,690,569)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,493,735)	$(2,698,784)

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2015	2014
FROM OPERATIONS
Net investment income	$12,518,678	$19,721,229
Net realized loss from security transactions	(13,874,439)	(984,075)
Distributions of capital gains from underlying investment companies	1,730,532	2,118,481
Net change in unrealized appreciation (depreciation) of investments	(9,868,506)	13,241,733
Net increase (decrease) in net assets resulting from operations	(9,493,735)	34,097,368

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(257,624)
Class C	—	(249,527)
Class I	—	(286,235)
Class R	—	(868,496)
Class AI	—	(14,233)
Class I1	—	(102,175)
From return of capital:
Class A	—	(222,578)
Class C	—	(230,505)
Class I	—	(254,680)
Class R	—	(870,443)
Class AI	—	(4,532)
Class I1	—	(101,847)
From net investment income:
Class A	(1,573,990)	(3,703,835)
Class C	(1,219,198)	(2,739,471)
Class I	(1,607,019)	(3,883,326)
Class R	(5,999,647)	(12,132,401)
Class A1	(45,466)	(357,709)
Class I1	(618,234)	(1,192,050)
Net decrease in net assets resulting from distributions to shareholders	(11,063,554)	(27,471,667)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	16,541,468	24,030,628
Class C	23,196,881	24,720,482
Class I	19,804,000	28,185,131
Class R	95,636,734	107,695,620
Class A1	1,085,720	1,104,743
Class I1	16,447,968	24,680,511
Net asset value of shares issued in reinvestment of distributions:
Class A	1,318,739	3,397,275
Class C	1,078,795	2,678,896
Class I	1,426,880	3,873,011
Class R	5,390,114	12,687,102
Class A1	34,682	368,837
Class I1	568,028	1,258,304
Payments for shares redeemed:
Class A	(44,167,950)	(59,294,209)
Class C	(24,630,836)	(34,178,596)
Class I	(58,097,539)	(54,111,087)
Class R	(210,071,674)	(104,641,284)
Class A1	(584,508)	(12,023,403)
Class I1	(34,308,254)	(17,445,433)
Net decrease in net assets resulting from shares of beneficial interest	(189,330,752)	(47,013,472)

TOTAL DECREASE IN NET ASSETS	(209,888,041)	(40,387,771)

NET ASSETS
Beginning of Year	674,813,902	715,201,673
End of Year *	$464,925,861	$674,813,902
* Includes undistributed net investment income of:	$1,562,885	$367,264

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	September 30,	September 30,
	2015	2014
SHARE ACTIVITY
Class A:
Shares Sold	709,209	1,037,844
Shares Reinvested	57,015	148,751
Shares Redeemed	(1,902,004)	(2,563,155)
Net decrease in shares of beneficial interest outstanding	(1,135,780)	(1,376,560)

Class C:
Shares Sold	991,541	1,055,221
Shares Reinvested	46,227	116,568
Shares Redeemed	(1,057,342)	(1,467,846)
Net decrease in shares of beneficial interest outstanding	(19,574)	(296,057)

Class I:
Shares Sold	850,600	1,212,021
Shares Reinvested	61,788	169,728
Shares Redeemed	(2,503,145)	(2,335,447)
Net decrease in shares of beneficial interest outstanding	(1,590,757)	(953,698)

Class R:
Shares Sold	4,155,832	4,651,252
Shares Reinvested	235,073	558,007
Shares Redeemed	(9,131,399)	(4,548,586)
Net increase (decrease) in shares of beneficial interest outstanding	(4,740,494)	660,673

Class A1
Shares Sold	46,151	47,309
Shares Reinvested	1,485	16,167
Shares Redeemed	(25,183)	(507,755)
Net increase (decrease) in shares of beneficial interest outstanding	22,453	(444,279)

Class I1
Shares Sold	700,966	1,056,950
Shares Reinvested	24,382	54,673
Shares Redeemed	(1,475,283)	(747,550)
Net increase (decrease) in shares of beneficial interest outstanding	(749,935)	364,073

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2015	2014
FROM OPERATIONS
Net investment income	$11,991,785	$9,115,514
Net realized gain (loss) from security transactions	(8,526,745)	198,675
Distributions of capital gains from underlying investment companies	785,352	585,725
Net change in unrealized appreciation (depreciation) of investments	(6,949,176)	6,276,104
Net increase (decrease) in net assets resulting from operations	(2,698,784)	16,176,018

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(16,278)	(168,693)
Class C	(11,084)	(87,033)
Class I	(34,545)	(278,798)
Class R	(74,095)	(706,715)
Class Y	(3,249)	(46,882)
From net investment income:
Class A	(1,059,858)	(1,136,340)
Class C	(772,312)	(542,120)
Class I	(1,966,250)	(1,854,839)
Class R	(6,934,572)	(5,231,995)
Class Y	(221,879)	(373,965)
Net decrease in net assets resulting from distributions to shareholders	(11,094,122)	(10,427,380)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	27,405,051	17,126,244
Class C	24,712,995	10,102,910
Class I	75,492,234	68,718,352
Class R	131,546,948	60,003,614
Net asset value of shares issued in reinvestment of distributions:
Class A	1,018,256	1,209,358
Class C	679,865	518,311
Class I	1,853,327	1,657,117
Class R	6,457,260	5,538,174
Class Y	225,127	419,008
Payments for shares redeemed:
Class A	(28,243,800)	(12,068,799)
Class C	(6,639,192)	(6,268,621)
Class I	(111,056,511)	(22,035,332)
Class R	(69,089,783)	(27,673,960)
Class Y	(1,952,316)	(4,114,943)
Net increase in net assets resulting from shares of beneficial interest	52,409,461	93,131,433

TOTAL INCREASE IN NET ASSETS	38,616,555	98,880,071

NET ASSETS
Beginning of Year	303,984,957	205,104,886
End of Year*	$342,601,512	$303,984,957
* Includes undistributed net investment income of:	$1,120,529	$418,820

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	September 30,	September 30,
	2015	2014
SHARE ACTIVITY
Class A:
Shares Sold	1,298,051	812,121
Shares Reinvested	48,498	58,167
Shares Redeemed	(1,341,362)	(575,828)
Net increase in shares of beneficial interest outstanding	5,187	294,460

Class C:
Shares Sold	1,174,549	479,557
Shares Reinvested	32,479	25,021
Shares Redeemed	(317,621)	(300,432)
Net increase in shares of beneficial interest outstanding	889,407	204,146

Class I:
Shares Sold	3,562,459	3,274,126
Shares Reinvested	87,938	79,089
Shares Redeemed	(5,266,110)	(1,047,227)
Net increase (decrease) in shares of beneficial interest outstanding	(1,615,713)	2,305,988

Class R:
Shares Sold	6,251,022	2,851,133
Shares Reinvested	308,498	266,531
Shares Redeemed	(3,309,770)	(1,326,800)
Net increase in shares of beneficial interest outstanding	3,249,750	1,790,864

Class Y:
Shares Reinvested	10,756	20,264
Shares Redeemed	(92,892)	(198,233)
Net decrease in shares of beneficial interest outstanding	(82,136)	(177,969)

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
Class A Shares	2015	2014	2013	2012	2011
Net asset value, beginning of year	$23.29	$23.05	$23.68	$23.12	$24.24

Activity from investment operations:
Net investment income (1)	0.53	0.71	0.58	0.75	0.82
Net realized and unrealized gain (loss) on investments	(0.99)	0.50	(0.70)	0.56	(0.32)
Total from investment operations	(0.46)	1.21	(0.12)	1.31	0.50

Less distributions from:
Net investment income	(0.47)	(0.85)	(0.51)	(0.65)	(0.78)
Net realized gains	—	(0.06)	—	(0.10)	(0.84)
Return of capital	—	(0.06)	—	—	—
Total distributions	(0.47)	(0.97)	(0.51)	(0.75)	(1.62)
Net asset value, end of year	$22.36	$23.29	$23.05	$23.68	$23.12
Total return (2)	(2.01)%	5.40%	(0.53)%	5.80%	2.18%
Net assets, at end of year (000s)	$60,478	$89,441	$120,236	$151,147	$65,664
Ratio of gross expenses to average net assets (3)(4)	1.71%	1.69%	1.68%	1.71%	1.65%
Ratio of net expenses to average net assets (4)	1.71%	1.69%	1.68%	1.71%	1.65%
Ratio of net investment income to average net assets (4)(5)	2.28%	3.05%	2.45%	3.21%	3.47%
Portfolio Turnover Rate	131%	78%	234%	125%	199%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
Class C Shares	2015	2014	2013	2012	2011
Net asset value, beginning of year	$23.45	$23.20	$23.90	$23.33	$24.44

Activity from investment operations:
Net investment income (1)	0.34	0.53	0.34	0.58	0.65
Net realized and unrealized gain (loss) on investments	(0.97)	0.51	(0.65)	0.57	(0.31)
Total from investment operations	(0.63)	1.04	(0.31)	1.15	0.34

Less distributions from:
Net investment income	(0.30)	(0.67)	(0.39)	(0.48)	(0.61)
Net realized gains	—	(0.06)	—	(0.10)	(0.84)
Return of capital	—	(0.06)	—	—	—
Total distributions	(0.30)	(0.79)	(0.39)	(0.58)	(1.45)
Net asset value, end of year	$22.52	$23.45	$23.20	$23.90	$23.33
Total return (2)	(2.72)%	4.61%	(1.33)%	5.03%	1.48%
Net assets, at end of year (000s)	$89,132	$93,291	$99,156	$67,550	$59,338
Ratio of gross expenses to average net assets (3)(4)	2.47%	2.44%	2.43%	2.46%	2.40%
Ratio of net expenses to average net assets (4)	2.47%	2.44%	2.43%	2.46%	2.40%
Ratio of net investment income to average net assets (4)(5)	1.46%	2.26%	1.44%	2.46%	2.72%
Portfolio Turnover Rate	131%	78%	234%	125%	199%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
Class I Shares	2015	2014	2013	2012	2011
Net asset value, beginning of year	$23.25	$23.01	$23.65	$23.09	$24.23

Activity from investment operations:
Net investment income (1)	0.54	0.70	0.57	0.75	0.81
Net realized and unrealized gain (loss) on investments	(1.00)	0.51	(0.70)	0.56	(0.29)
Total from investment operations	(0.46)	1.21	(0.13)	1.31	0.52

Less distributions from:
Net investment income	(0.47)	(0.85)	(0.51)	(0.65)	(0.82)
Net realized gains	—	(0.06)	—	(0.10)	(0.84)
Return of capital	—	(0.06)	—	—	—
Total distributions	(0.47)	(0.97)	(0.51)	(0.75)	(1.66)
Net asset value, end of year	$22.32	$23.25	$23.01	$23.65	$23.09
Total return (2)	(2.02)%	5.42%	(0.58)%	5.80%	2.24	% (6)
Net assets, at end of year (000s)	$62,223	$101,798	$122,694	$162,212	$136,562

Ratio of gross expenses to average net assets (3)(4)	1.71%	1.69%	1.68%	1.71%	1.65%
Ratio of net expenses to average net assets (4)	1.71%	1.69%	1.68%	1.71%	1.65%
Ratio of net investment income to average net assets (4)(5)	2.33%	3.00%	2.45%	3.21%	3.42%
Portfolio Turnover Rate	131%	78%	234%	125%	199%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	For the year ended September 30, 2011, 0.04% of the Fund’s Class I shares’ total return consists of a voluntary reimbursement by the Adviser of a realized investment loss incurred on a trading error. Excluding this item, total return would have been 2.20%.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
Class R Shares	2015	2014	2013	2012	2011
Net asset value, beginning of year	$23.12	$22.89	$23.51	$22.96	$24.12

Activity from investment operations:
Net investment income (1)	0.56	0.73	0.61	0.80	0.90
Net realized and unrealized gain (loss) on investments	(0.96)	0.53	(0.68)	0.56	(0.33)
Total from investment operations	(0.40)	1.26	(0.07)	1.36	0.57

Less distributions from:
Net investment income	(0.53)	(0.91)	(0.55)	(0.71)	(0.89)
Net realized gains	—	(0.06)	—	(0.10)	(0.84)
Return of capital	—	(0.06)	—	—	—
Total distributions	(0.53)	(1.03)	(0.55)	(0.81)	(1.73)
Net asset value, end of year	$22.19	$23.12	$22.89	$23.51	$22.96
Total return (2)	(1.80)%	5.64%	(0.34)%	6.04%	2.47%
Net assets, at end of year (000s)	$228,215	$347,370	$328,794	$374,808	$385,223
Ratio of gross expenses to average net assets (3)(4)	1.51%	1.44%	1.47%	1.46%	1.40%
Ratio of net expenses to average net assets (4)	1.50%	1.44%	1.47%	1.46%	1.40%
Ratio of net investment income to average net assets (4)(5)	2.45%	3.16%	2.62%	3.46%	3.81%
Portfolio Turnover Rate	131%	78%	234%	125%	199%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended		Period Ended
	September 30,	September 30,	September 30,		September 30,
Class A1 Shares	2015	2014	2013		2012 (1)
Net asset value, beginning of period	$23.51	$23.16	$23.84		$23.36

Activity from investment operations:
Net investment income (2)	0.46	0.74	0.15		0.22
Net realized and unrealized gain (loss) on investments	(0.95)	0.43	(0.32)		0.42
Total from investment operations	(0.49)	1.17	(0.17)		0.64

Less distributions from:
Net investment income	(0.44)	(0.70)	(0.51)		(0.16)
Net realized gains	—	(0.06)	—		—
Return of capital	—	(0.06)	—		—
Total distributions	(0.44)	(0.82)	(0.51)		(0.16)
Net asset value, end of period	$22.58	$23.51	$23.16		$23.84
Total return (3)	(2.13)%	5.21%	(0.74)%		2.75	% (8)
Net assets, at end of period (000s)	$2,272	$1,838	$12,103		$338

Ratio of gross expenses to average net assets (4)(6)	1.87%	1.84%	1.83%		1.99	% (5)
Ratio of net expenses to average net assets (6)	1.87%	1.84%	1.83	%(9)	1.90	% (5)
Ratio of net investment income to average net assets (6)(7)	1.96%	3.18%	0.66%		3.06	% (5)
Portfolio Turnover Rate	131%	78%	234%		125	% (8)

(1)	The Sierra Core Retirement Fund’s A1 shares commenced operations on June 7, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges (Class A1) and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets inclusive of Adviser’s recapture of waived fees from prior period.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended		Period Ended
	September 30,	September 30,	September 30,		September 30,
Class I1 Shares	2015	2014	2013		2012 (1)
Net asset value, beginning of period	$23.39	$23.15	$23.80		$23.32

Activity from investment operations:
Net investment income (2)	0.49	0.64	0.51		0.23
Net realized and unrealized gain (loss) on investments	(0.98)	0.54	(0.67)		0.42
Total from investment operations	(0.49)	1.18	(0.16)		0.65

Less distributions from:
Net investment income	(0.43)	(0.82)	(0.49)		(0.17)
Net realized gains	—	(0.06)	—		—
Return of capital	—	(0.06)	—		—
Total distributions	(0.43)	(0.94)	(0.49)		(0.17)
Net asset value, end of period	$22.47	$23.39	$23.15		$23.80
Total return (3)	(2.14)%	5.23%	(0.69)%		2.77	% (8)
Net assets, at end of period(000s)	$22,606	$41,076	$32,220		$14,127

Ratio of gross expenses to average net assets (4)(6)	1.86%	1.84%	1.83%		1.99	% (5)
Ratio of net expenses to average net assets (6)	1.86%	1.84%	1.83	%(9)	1.90	% (5)
Ratio of net investment income to average net assets (6)(7)	2.12%	2.73%	2.15%		3.06	% (5)
Portfolio Turnover Rate	131%	78%	234%		125	% (8)

(1)	The Sierra Core Retirement Fund’s I1 shares commenced operations on June 7, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets inclusive of Adviser’s recapture of waived fees from prior period.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,	September 30,
Class A Shares	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$21.22	$20.69	$21.04	$20.00

Activity from investment operations:
Net investment income (2)	0.71	0.77	0.55	0.57
Net realized and unrealized gain (loss) on investments	(0.86)	0.66	(0.33)	0.93
Total from investment operations	(0.15)	1.43	0.22	1.50

Less distributions from:
Net investment income	(0.61)	(0.79)	(0.57)	(0.46)
Net realized gains	(0.01)	(0.11)	—	—
Total distributions	(0.62)	(0.90)	(0.57)	(0.46)
Net asset value, end of period	$20.45	$21.22	$20.69	$21.04
Total return (3)	(0.76)%	7.11%	1.04%	7.58	% (8)
Net assets, at end of period (000s)	$35,302	$36,524	$29,520	$11,685

Ratio of gross expenses to average net assets (4)(6)	1.37%	1.36%	1.37%	1.45	% (5)
Ratio of net expenses to average net assets (6)	1.30%	1.30%	1.30%	1.30	% (5)
Ratio of net investment income to average net assets (6)(7)	3.36%	3.66%	2.59%	3.55	% (5)
Portfolio Turnover Rate	149%	73%	215%	72	% (8)

(1)	The Sierra Strategic Income Fund commenced operations on December 27, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,	September 30,
Class C Shares	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$21.19	$20.67	$21.03	$20.00

Activity from investment operations:
Net investment income (2)	0.56	0.65	0.62	0.47
Net realized and unrealized gain (loss) on investments	(0.84)	0.65	(0.52)	0.93
Total from investment operations	(0.28)	1.30	0.10	1.40

Less distributions from:
Net investment income	(0.49)	(0.67)	(0.46)	(0.37)
Net realized gains	(0.01)	(0.11)	—	—
Total distributions	(0.50)	(0.78)	(0.46)	(0.37)
Net asset value, end of period	$20.41	$21.19	$20.67	$21.03
Total return (3)	(1.37)%	6.43%	0.43%	7.07	% (8)
Net assets, at end of period (000s)	$38,718	$21,346	$16,597	$32,392

Ratio of gross expenses to average net assets (4)(6)	1.98%	1.96%	1.95%	2.10	% (5)
Ratio of net expenses to average net assets (6)	1.90%	1.90%	1.90%	1.90	% (5)
Ratio of net investment income to average net assets (6)(7)	2.67%	3.08%	2.93%	2.93	% (5)
Portfolio Turnover Rate	149%	73%	215%	72	% (8)

(1)	The Sierra Strategic Income Fund commenced operations on December 27, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,	September 30,
Class I Shares	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$21.24	$20.72	$21.07	$20.00

Activity from investment operations:
Net investment income (2)	0.71	0.73	0.52	0.62
Net realized and unrealized gain (loss) on investments	(0.86)	0.70	(0.29)	0.92
Total from investment operations	(0.15)	1.43	0.23	1.54

Less distributions from:
Net investment income	(0.60)	(0.80)	(0.58)	(0.47)
Net realized gains	(0.01)	(0.11)	—	—
Total distributions	(0.61)	(0.91)	(0.58)	(0.47)
Net asset value, end of period	$20.48	$21.24	$20.72	$21.07
Total return (3)	(0.73)%	7.07%	1.04%	7.75	% (8)
Net assets, at end of period (000s)	$45,292	$81,311	$31,523	$9,717

Ratio of gross expenses to average net assets (4)(6)	1.35%	1.36%	1.37%	1.47	% (5)
Ratio of net expenses to average net assets (6)	1.30%	1.30%	1.30%	1.30	% (5)
Ratio of net investment income to average net assets (6)(7)	3.34%	3.43%	2.45%	3.87	% (5)
Portfolio Turnover Rate	149%	73%	215%	72	% (8)

(1)	The Sierra Strategic Income Fund commenced operations on December 27, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended		Year Ended	Period Ended
	September 30,	September 30,		September 30,	September 30,
Class R Shares	2014	2014		2013	2012 (1)
Net asset value, beginning of period	$21.17	$20.66		$21.02	$20.00

Activity from investment operations:
Net investment income (2)	0.76	0.83		0.52	0.63
Net realized and unrealized gain (loss) on investments	(0.84)	0.67		(0.23)	0.90
Total from investment operations	(0.08)	1.50		0.29	1.53

Less distributions from:
Net investment income	(0.69)	(0.88)		(0.65)	(0.51)
Net realized gains	(0.01)	(0.11)			—
Total distributions	(0.70)	(0.99)		(0.65)	(0.51)
Net asset value, end of period	$20.39	$21.17		$20.66	$21.02
Total return (3)	(0.42)%	7.44%		1.34%	7.73	% (8)
Net assets, at end of period (000s)	$217,467	$157,023		$116,203	$12,812

Ratio of gross expenses to average net assets (4)(6)	0.97%	0.96%		0.97%	1.11	% (5)
Ratio of net expenses to average net assets (6)	0.97%	0.96	% (9)	0.97%	1.00	% (5)
Ratio of net investment income to average net assets (6)(7)	3.61%	3.97%		2.46%	3.91	% (5)
Portfolio Turnover Rate	149%	73%		215%	72	% (8)

(1)	The Sierra Strategic Income Fund commenced operations on December 27, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets inclusive of Adviser’s recapture of waived fees from prior period.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,	September 30,
Class Y Shares	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$21.14	$20.62	$20.98	$20.00

Activity from investment operations:
Net investment income (2)	0.79	0.86	0.96	0.60
Net realized and unrealized gain (loss) on investments	(0.87)	0.65	(0.67)	0.93
Total from investment operations	(0.08)	1.51	0.29	1.53

Less distributions from:
Net investment income	(0.69)	(0.88)	(0.65)	(0.55)
Net realized gains	(0.01)	(0.11)	—	—
Total distributions	(0.70)	(0.99)	(0.65)	(0.55)
Net asset value, end of period	$20.36	$21.14	$20.62	$20.98
Total return (3)	(0.42)%	7.51%	1.35%	7.76	% (8)
Net assets, at end of period (000s)	$5,822	$7,781	$11,261	$83,397

Ratio of gross expenses to average net assets (4)(6)	0.96%	0.95%	0.95%	1.16	% (5)
Ratio of net expenses to average net assets (6)	0.95%	0.95%	0.95%	0.95	% (5)
Ratio of net investment income to average net assets (6)(7)	3.75%	4.11%	4.56%	3.76	% (5)
Portfolio Turnover Rate	149%	73%	215%	72	% (8)

(1)	The Sierra Strategic Income Fund commenced operations on December 27, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2015

1.	ORGANIZATION

The Sierra Core Retirement Fund (“SCRF”) and Sierra Strategic Income Fund (“SSIF”) (each a “Fund” and collectively “the Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. SCRF’s two investment objectives are to provide long-term total return (the combination of yield and net price gains from underlying funds) and to limit volatility and downside risk. SSIF’s two investment objectives are to provide total return (with income contributing a significant part) and limit volatility and downside risk. The Funds pursue their investment objectives by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”).

The Funds currently offer Class A, Class C, Class I, and Class R shares with SCRF also offering Class A1 and Class I1. Class C, Class I, Class R, and Class I1 shares are offered at net asset value. The Trust suspended the sale of Class Y shares for SCRF and has suspended sales of Class Y shares for SSIF, effective March 8, 2013. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures, minimum investment amounts and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Funds’ assets measured at fair value:

Sierra Core Retirement Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds *	$304,708,973	$—	$—	$304,708,973
Exchange Traded Funds	24,391,819	—	—	$24,391,819
Short-Term Investment	137,330,857	—	—	137,330,857
Total	$466,431,649	$—	$—	$466,431,649

Sierra Strategic Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds *	$292,445,404	$—	$—	$292,445,404
Exchange Traded Funds	7,070,512	—	—	7,070,512
Short-Term Investment	27,917,937	—	—	27,917,937
Total	$327,433,853	$—	$—	$327,433,853

There were no transfers into or out of Level 1, Level 2 or Level 3 during the year. It is each Fund’s policy to record transfers into or out of Fair Value Levels at the end of the reporting year.

The Funds did not hold any Level 2 or Level 3 securities during the year.

*	See Portfolio of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for SSIC and quarterly for SCRF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2014), or expected to be taken in the Funds’ 2015 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $658,349,095 and $892,545,526, respectively for SCRF. For the year ended September 30, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $511,918,803 and $463,557,415, respectively for SSIF.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Wright Fund Management, LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets for SCRF and 0.75% of the Fund’s average daily net assets for SSIF. For the year ended September 30, 2015, SCRF incurred $7,054,726 in advisory fees and SSIF incurred $2,611,465 in advisory fees.

Pursuant to a written contract (the “Expense Limitation Agreement”), the Adviser has agreed, at least until January 31, 2016 for SSIF and SCRF, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions,

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), taxes or extraordinary expenses, such as litigation expenses, do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class C	Class I	Class R	Class Y	Class A1	Class I1
SCRF	1.75%	2.50%	1.75%	1.50%	N/A	1.90%	1.90%
SSIF	1.30%	1.90%	1.30%	1.00%	0.95%	N/A	N/A

These amounts will herein be referred to as the “expense limitations.”

If the Adviser waives any fee or reimburses any expenses pursuant to the Expense Limitation Agreement, and either Fund’s operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the respective Fund provided that such reimbursement does not cause that Fund’s operating expenses to exceed the respective expense limitation. If any Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the year ended September 30, 2015, the Adviser waived $29,730 with respect to SCRF and $90,918 with respect to SSIF under the Expense Limitation Agreement.

The following amounts are subject to recapture by the Funds by the following dates:

	9/30/2016	9/30/2017	9/30/2018
SCRF	$—	$—	$29,730
SSIF	$47,580	$60,683	$90,918

Distributor – The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plan” or “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25%, 0.25%, 1.00%, 0.40% and 0.40% of the average daily net assets attributable to Class A, Class I, Class C, Class A1 and Class I1 shares, respectively for SCRF, and 0.40%, 0.40% and 1.00% of the average daily net assets attributable to Class A, I and C shares, respectively for SSIF and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. On sales of SCRF’s Class A and Class A1 shares, respectively, for the year ended September 30, 2015, the Distributor received $314,151 and $30,794 from front-end sales charges of which $17,717 and $2,078 was retained by the principal underwriter or other affiliated broker-dealers. On sales of SSIF’s Class A shares for the year ended September 30, 2015 the Distributor received $110,889 from front-end sales charge of which $6,666 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. A trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following years was as follows:

	For the year ended September 30, 2015:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
SCRF	$11,063,554	$—	$—	$11,063,554
SSIF	10,954,871	139,251	—	11,094,122

	For the year ended September 30, 2014:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
SCRF	$24,072,072	$1,715,010	$1,684,585	$27,471,667
SSIF	9,487,436	939,944	—	10,427,380

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

As of September 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
SCRF	$1,562,885	$—	$(11,679,053)	$—	$2,371,461	$(7,744,707)
SSIF	1,120,529	—	(7,246,495)	—	(847,692)	(6,973,658)

The difference between the book basis and tax basis for undistributed net investment income, unrealized appreciation (depreciation) and accumulated net realized loss from security transactions is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
SCRF	$11,679,053
SSIF	7,246,495

Permanent book and tax differences, primarily attributable to the tax treatment of non-deductible expenses and tax adjustments for C-Corporation return of capital distributions, resulted in reclassification for the year ended September 30, 2015 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
Portfolio	Capital	Income	Loss
SCRF	$(108,418)	$(259,503)	$367,921
SSIF	(83,990)	(335,205)	419,195

6.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Goldman Sachs Financial Square Funds - Prime Obligations Portfolio - (the "Goldman Sachs"). The Fund may redeem its investment in Goldman Sachs at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of Goldman Sachs. The financial statements of Goldman Sachs, including the portfolio of investments, can be found at the Securities and Exchange Commission's website www.sec.gov and should be read in conjunction with the Fund's financial statements. As of September 30, 2015, the percentage of the Fund's net assets invested in Goldman Sachs was 29.5%.

7.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Dividends: The Board declared the following monthly dividends:

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Strategic Income Fund	Class A	0.0152	10/28/2015	10/29/2015
Sierra Strategic Income Fund	Class C	0.0060	10/28/2015	10/29/2015
Sierra Strategic Income Fund	Class I	0.0151	10/28/2015	10/29/2015
Sierra Strategic Income Fund	Class R	0.0215	10/28/2015	10/29/2015
Sierra Strategic Income Fund	Class Y	0.0215	10/28/2015	10/29/2015

Sierra Strategic Income Fund	Class A	0.0451	11/25/2015	11/27/2015
Sierra Strategic Income Fund	Class C	0.0363	11/25/2015	11/27/2015
Sierra Strategic Income Fund	Class I	0.0453	11/25/2015	11/27/2015
Sierra Strategic Income Fund	Class R	0.0515	11/25/2015	11/27/2015
Sierra Strategic Income Fund	Class Y	0.0515	11/25/2015	11/27/2015

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust
and the Shareholders of Sierra Core Retirement Fund and
Sierra Strategic Income Fund

We have audited the accompanying statement of assets and liabilities of Sierra Core Retirement Fund, a series of shares of beneficial interest of Northern Lights Fund Trust, including the portfolio of investments, as of September 30, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years and periods presented in the five-year period then ended. We have also audited the accompanying statement of assets and liabilities of Sierra Strategic Income Fund, a series of shares of beneficial interest of Northern Lights Fund Trust, including the portfolio of investments, as of September 30, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and for the period December 27, 2011 (commencement of operations) through September 30, 2012. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2015 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sierra Core Retirement Fund and Sierra Strategic Income Fund, as of September 30, 2015, and the results of their operations, the changes in their net assets and their financial highlights for each of the years and periods presented in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
November 23, 2015

THE SIERRA FUNDS
EXPENSE EXAMPLES (Unaudited)
September 30, 2015

As a shareholder of the Sierra Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A and Class A1 shares and; (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Sierra Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 through September 30, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Sierra Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	4/1/15	9/30/15	4/1/15 – 9/30/15	4/1/15 – 9/30/15
Sierra Core Retirement Class A	$1,000.00	$ 959.00	$8.40	1.71%
Sierra Core Retirement Class C	1,000.00	955.20	12.11	2.47
Sierra Core Retirement Class I	1,000.00	958.50	8.40	1.71
Sierra Core Retirement Class R	1,000.00	959.80	7.37	1.50
Sierra Core Retirement Class A1	1,000.00	958.20	9.18	1.87
Sierra Core Retirement Class I1	1,000.00	958.10	9.13	1.86
Sierra Strategic Income Class A	1000.00	976.10	6.44	1.30
Sierra Strategic Income Class C	1,000.00	973.10	9.40	1.90
Sierra Strategic Income Class I	1,000.00	976.00	6.44	1.30
Sierra Strategic Income Class R	1,000.00	977.50	4.81	0.97
Sierra Strategic Income Class Y	1,000.00	977.50	4.71	0.95

THE SIERRA FUNDS
EXPENSE EXAMPLES (Unaudited)(Continued)
September 30, 2015

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	4/1/15	9/30/15	4/1/15– 9/30/15	4/1/15 – 9/30/15
Sierra Core Retirement Class A	$1,000.00	$1,016.50	$8.64	1.71%
Sierra Core Retirement Class C	1,000.00	1,012.68	12.46	2.47
Sierra Core Retirement Class I	1,000.00	1,016.50	8.64	1.71
Sierra Core Retirement Class R	1,000.00	1,017.55	7.59	1.50
Sierra Core Retirement Class A1	1,000.00	1,015.69	9.45	1.87
Sierra Core Retirement Class I1	1,000.00	1,015.74	9.40	1.86
Sierra Strategic Income Class A	1,000.00	1,018.55	6.58	1.30
Sierra Strategic Income Class C	1,000.00	1,015.54	9.60	1.90
Sierra Strategic Income Class I	1,000.00	1,018.55	6.58	1.30
Sierra Strategic Income Class R	1,000.00	1,020.21	4.91	0.97
Sierra Strategic Income Class Y	1,000.00	1,020.31	4.81	0.95

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**	Annualized.

SIERRA FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2015

Sierra Core Retirement Fund & Sierra Strategic Income Fund * – Adviser: Wright Fund Management, LLC

In connection with the regular meeting held on September 29&30, 2015 the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Wright Fund Management, LLC (“WFM”) and the Trust, with respect to the Sierra Core Retirement Fund (“Sierra Core”) and Sierra Strategic Income Fund (“Sierra Strategic”) (each a “Fund”, collectively referred to as the “Funds”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that WFM was founded in 1987 and is part of the Sierra Investment Management group of companies (the “Sierra Group”). They observed that WFM currently manages approximately $876 million for two mutual funds focused on providing an investment strategy suitable for retirees and others conservative investors, and that the Sierra Group manages approximately $1.7 billion in assets. The Trustees reviewed the background information on the key investment personnel who are responsible for servicing the Funds, taking into account their education and noting a veteran investment team with years of financial industry experience. The Trustees noted that WFM has reinvested in its firm by hiring a new experienced Chief Investment Officer who will strengthen its investment management activities, as well as a new junior analyst. The Trustees noted WFM actively manages the portfolios, making asset allocation adjustments to reflect changes in its view of market conditions. They observed that WFM demonstrated a robust risk management program and considers risk mitigation strategies to be an integral part of the firm’s investment process. The Trustees observed that WFMperforms weekly reviews of each Fund’s holdings to ensure they are compliant with 1940 Act guidelines and the applicable prospectus. The Board expressed its appreciation with the fact that WFM understands its target market, the conservative investor, and is focused on maintaining a robust risk management program that aims to keep any losses manageable and recoverable. The Board acknowledged that WFM has remained true to its mandate and concluded that WFM will continue to provide high quality services to the Funds for the benefit of their shareholders.

Performance.

Sierra Core – The Trustees reviewed the Fund’s performance over the past 1-year, 2-year, 3-year, and 5-year periods, noting that the Fund trailed its Morningstar category, peer group and benchmark over each period. The considered the Fund’s current ranking in its Morningstar category was higher than in previous years, which appeared to show that the Fund had experienced some improvement in its performance relative to the category. They also considered the Fund’s 3-year Sortino ratio was greater than one, which indicated that the Fund was meeting

SIERRA FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2015

its objectives to provide long-term total return and to limit volatility and downside risk. After further discussion, and in consideration of WFM’s deliberately conservative approach given its investor base, the Trustees concluded that the Fund’s performance was not unreasonable.

Sierra Strategic – The Trustees reviewed the Fund’s performance over the past 1-year, 2-year and 3-year periods, noting that the Fund outperformed the benchmark over the 2-year and 3-year periods, outperformed the Morningstar category over the 1-year period, and slightly trailed the Morningstar category over the 2-year and 3-year periods and trailed the benchmark over the 1-year period. They also noted the Fund underperformed the peer group over all time periods presented. They considered the Fund’s objectives to provide long-term total return and to limit volatility and downside risk, and noted that the Fund’s 3-year Sortino and Sharpe ratios indicated that the Fund was performing consistently with those objectives. The Trustees noted that WFM’s approach is risk-averse, which can account for a certain amount of underperformance. After discussion, the Trustees concluded that the Fund’s performance was not unreasonable.

Fees and Expenses.

Sierra Core – The Trustees considered the Fund’s advisory fee, noting that it was higher than the average of the peer group, and marginally higher than other accounts advised by WFM, but significantly higher than the averages of the Fund’s Morningstar category and adviser-selected Morningstar category. They also noted, however, that the advisory fee was well within the ranges of all the comparison groups, and that there were two peer group funds with higher advisory fees. The Trustees discussed WFM’s detailed explanation that WFM’s approach is more labor intensive and uses more asset classes and more sophisticated strategies than the typical fund in the comparison groups. The Trustees also discussed the Fund’s net expense ratio, noting that it was higher than the averages of the peer group, the Fund’s Morningstar category and the WFM-selected Morningstar category, but well within the ranges of each comparison group. After discussion, the Trustees concluded the advisory fee was not unreasonable.

Sierra Strategic – The Trustees noted the Fund’s advisory fee is lower than the peer group average, lower than the average fee charged to other accounts managed by WFM, higher than the Morningstar category average, and well within the ranges of all three comparison groups. The Trustees discussed WFM’s detailed explanation that WFM’s approach is more labor intensive and uses more asset classes and more sophisticated strategies than the typical fund in the comparison groups. The Trustees noted that the Fund’s expense ratio is higher than the peer group and Morningstar category averages, likely as a result of the Fund’s investments in other investment companies, but within the ranges of both comparison groups. The Trustees also considered that there was an expense cap in place for the Fund which slightly reduced the advisory fee during the last fiscal year. After discussion, the Trustees concluded the advisory fee was not unreasonable.

Economies of Scale. The Trustees noted WFM’s explanation that each of Sierra Core and Sierra Strategic were currently benefiting from economies of scale, and they considered that WFM had set a breakpoint in the advisory fee for Sierra Core that would be triggered once the Fund had reached certain asset levels. They also considered WFM’s assertion that the current management fee levels were reasonable for the level of portfolio management services provided by WFM’s key personnel. After further discussion, they concluded that an absence of breakpoints for Sierra Strategic was acceptable at this time, but that they would revisit the matter in the future as the Fund continues to grow.

SIERRA FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2015

Profitability. The Trustees reviewed the profitability analyses provided by WFM. The Trustees noted that based solely on this analysis, the profits realized by WFM appeared relatively high. The Trustees discussed the financial information provided by WFM, and discussed the income and capitalization of WFM in the context of the profitability analysis. The Trustees considered WFM’s explanation that such profits were reasonable in light of the sophistication and uniqueness of WFM’s investment process, WFM’s overall performance history, the labor-intensive nature of WFM’s operations, and the efficiency of WFM’s operations. After further discussion, the Trustees concluded that the levels of profits realized by WFM from its relationship to each Sierra Fund were not excessive.

Conclusion. Having requested and received such information from WFM as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the advisory fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests the shareholders of Sierra Core Retirement Fund and Sierra Strategic Income Fund.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

THE SIERRA FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2015

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	122	Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); Independent Director OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014); Altegris KKR Commitments Master Fund and Altegris KKR Commitments Fund (since 2014)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	122	Schroder Global Series Trust (since 2012); Two Roads Shared Trust (since 2012); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund and Altegris KKR Commitments Fund (since 2014)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	109	AdvisorOne Funds (2004-2013); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (since 2007); Greenwich Advisers Trust (2007-February 2011); Global Real Estate Fund (2008-2011); The World Funds Trust (2010-2013); Northern Lights Variable Trust (since 2006)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	109	AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006); CLA Strategic Allocation Fund (since 2014)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	143	Northern Lights Variable Trust (since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011).	143	Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc. (2007-2012); Northern Lights Fund Trust III (since 2012); Northern Lights Variable Trust (since 2007)

9/30/15 – NLFT_v3

THE SIERRA FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2015

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers*** 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Alternative Funds, LLC (since 2013); Chief Executive Officer, Gemini Hedge Fund Services, LLC (since 2013); Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly President and Manager, Blu Giant, LLC (2004 - 2011).	109	Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).	N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust II (“NLFT II”), Northern Lights Fund Trust III (“NLFT III”), Northern Lights Fund Trust IV (“NLFT IV”), and the Northern Lights Variable Trust (“NLVT”).

***	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant and Transfer Agent).

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-738-4363.

9/30/15 – NLFT_v3

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-738-4363.

INVESTMENT ADVISER
Wright Fund Management, LLC
3420 Ocean Park Blvd. Suite 3060
Santa Monica, CA 90405

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark H. Taylor and Mark Gersten are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Hertl, Mr. Taylor and Mr. Gersten are independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees
2015 - $ 28,400

2014 - $ 27,500

(b)	Audit-Related Fees
2015 – None

2014 – None

(c)	Tax Fees

2015 – $ 4,000

2014 – $ 4,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2015 - None

2014 - None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2015	2014	2013
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2015 - $ 4,000
2014 - $ 4,000

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 12/10/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 12/10/15

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/ Treasurer

Date 12/10/15